SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 – SHAREHOLDERS’ EQUITY

Description of the rights attached to the Shares in the Company:

Common Stock:

Each share of Common Stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders of Common Stock are not permitted to vote their shares cumulatively. Accordingly, the holders of the Company’s Common Stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of Common Stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

Transactions:

On January 29, 2020, holders of 10,344,828 redeemable convertible Series A Preferred Stock, converted their shares into 10,344,828 shares of Common Stock .

The terms of the transaction for the issuance of 893,699,276 shares of Common Stock in total are described in Note 1 above. During February and March 2020, the Company issued 432,996,555 shares of Common Stock, par value $0.0001, to investors in respect of the transaction described in Note 1 above, for a total consideration of $45 thousand, and on November 12, 2020, the Company issued the remaining 445,702,721 shares of Common Stock pursuant to the terms of the transaction for the issuance of 893,699,276 shares of Common Stock in total are described in Note 1 above.

On March 5, 2020 the Company issued 15,000,000 shares of Common Stock to its legal advisor in respect of legal consulting services, with respect to the Citrine Global Transaction as well as other legal services, as agreed between the parties. The Company estimated the fair value of the shares issued based on the share price at the grant date at $4,785 thousand. During the years ended December 31, 2021 and 2020 the Company recorded share based compensation expense of $1,034 thousands and $3,751 thousands, respectively, among general and administrative expenses.

On November 11, 2020, the Company issued additional 13,222,082 shares of Common Stock to its legal advisor pursuant to the above agreement. The Company estimated the fair value of the shares issued based on the share price at the grant date at $4,218 thousand. During the years ended December 31, 2021 and 2020 the Company recorded share based compensation expense of $703 thousands and $3,515 thousands, respectively, among general and administrative expenses.

On May 14, 2020 the Company amended its Certificate of Incorporation to reflect the increase of its authorized capital by one billion shares of Common Stock

On November 11, 2020, the Company issued 1,411,104 shares of Common Stock to its Chief Financial Officer. The Company estimated the fair value of the shares issued based on the share price at the grant date at $155 thousand and recorded a share based compensation expense in the year ended December 31, 2020.

On October 8, 2020, the Board approved a reverse stock split of the Company’s authorized, issued and outstanding shares of Common Stock, at a ratio between 1-for-40 to 1-for-100, subject to the approval of the Company’s stockholders (the “Reverse Stock Split”). The final ratio of the Reverse Stock Split will be determined by the Board at a later date. Since such reverse stock split was not approved yet as of the approval date of these financial statements, it is not reflected in any share information disclosed within these financial statements.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On November 8, 2020, the Board approved an amendment to its Certificate of Incorporation to remove from its authorized capital stock of the Company the fifty million (50,000,000) shares of undesignated Preferred Stock, subject to the approval of the Company’s stockholders. No shares of Preferred Stock are currently outstanding, and such removal and cancellation would remove the authority of the Board or any authorized committee thereof to provide for the issuance of shares of Preferred Stock without further approval of the Company’s stockholders.